INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	26.50%	26.50%
Operating loss carryforwards	$ 50,000
Accrued interest liability related to uncertain tax positions	$ 43	$ 39
Corporate statutory tax rate on 2018	23.00%
Corporate statutory tax rate on 2017	24.00%
Taxes owed in connection with certain organizational changes	$ 430